Property and Equipment - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cost
Total cost	$ 1,727	$ 1,470
Accumulated Depreciation	(1,632)	(1,347)
Total Property, Plant and Equipment, Net	95	123
Furniture and fixtures [Member]
Cost
Total cost	105	77
Software [Member]
Cost
Total cost	348	289
Equipment [Member]
Cost
Total cost	1,122	970
Leasehold Improvements [Member]
Cost
Total cost	$ 152	$ 134